Loans Held for Investment	9 Months Ended
Sep. 30, 2024
Receivables [Abstract]
Loans Held for Investment
6. Loans Held for Investment
Loans Held for Investment—The majority of the Company’s Loans Held for Investment portfolio consists of property - buy to let loans, which is the purchase of property for the purpose of renting to a tenant, which makes up 97.5% of the total loan portfolio as of September 30, 2024. The Company’s Loans Held for Investment portfolio is summarized as follows:

(Amounts in thousands)	September 30, 2024	December 31, 2023
Property - Buy to Let	$80,499	$1,063
Other	2,040	3,730
Allowance for credit losses	$(1,138)	$—
Total Loans Held for Investment, net	$81,401	$4,793
Accrued interest receivable on loans receivable totaled $0.2 million and an immaterial amount, respectively, as of September 30, 2024 and December 31, 2023 and is included in other receivables, net on the condensed consolidated balance sheets. The Company elected the practical expedient to exclude the applicable accrued interest receivable on loans receivable from the disclosed amortized cost basis.
The Company concluded that it has a substantive non-accrual policy which allows for the timely reversal of accrued interest should an asset be placed on non-accrual; accordingly, there was no allowance for credit losses for accrued interest receivable on loans receivable as of September 30, 2024. When writing off uncollectible accrued interest receivables on its loans held for investment portfolio, the Company considers 90 days to be a timely manner.
Uncollectible amounts of accrued interest receivable are charged off by reversing interest income. The Company had no charge offs of uncollectible accrued interest on its outstanding loans held for investment during the three and nine month periods ended September 30, 2024 and 2023.
Loans are considered past due if the required principal and interest payments have not been received as of the date such payments were due. As of both September 30, 2024 and December 31, 2023, there were no loans held for investment past due.
The Company considers loans for which the repayment is expected to be provided substantially through the operation or sale of collateral and the borrower is experiencing financial difficulty, or where foreclosure is probable, to be collateral dependent. As of September 30, 2024 and December 31, 2023, there were no loans secured by any asset type for which formal foreclosure proceedings are in process.
Loans are placed on non-accrual status and the accrual of interest is discontinued if principal or interest payments become 90 days past due and/or management deems the collectability of the principal and/or interest to be in question. Loans to a customer whose financial condition has deteriorated are considered for non-accrual status whether or not the loan is 90 days or more past due. Generally, payments received on non-accrual loans are recorded as principal reductions. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured. As of September 30, 2024 and December 31, 2023, there were no loans that were placed on non-accrual status.
During the three and nine months ended September 30, 2024 and 2023, there were no modifications for loans to borrowers experiencing financial difficulty.
Loans are categorized into risk categories based on relevant information about the ability of borrowers to service their debt, including, but not limited to, current financial information, historical payment experience, credit documentation, public information, and current economic trends. The Company analyzes loans individually by classifying the loans as to credit risk.
This analysis includes all loans with the exception of homogeneous loans, or loans that are evaluated together in pools of similar loans (i.e., home mortgage loans, home equity lines of credit, overdraft loans, express business loans, and automobile loans). This analysis is performed at least on a quarterly basis. Homogeneous loans are not risk rated and credit risk is analyzed largely by the contractual maturity and payment status of the loan.
We utilize maturity bands to assess the probability of credit losses within the portfolio. The three main bands are as follows: 0-20 months, 21-40 months, and over 40 months. The following table presents amortized cost for outstanding loans, by class and year of origination/renewal, as of September 30, 2024 and December 31, 2023.
The tables below presents loans by credit quality indicator and vintage year:

September 30, 2024
(Amounts in thousands)	2024	2023	2022	2021	2020	Prior	Total
Property - Buy to Let
0-20 Months	$—	$—	$—	$—	$—	$—	$—
21-40 Months	—	—	—	—	—	—	—
Over 40 Months	79,710	789	—	—	—	—	80,499
Total	$79,710	$789	$—	$—	$—	$—	$80,499

Other
0-20 Months	$—	$51	$302	$401	$138	$18	$910
21-40 Months	—	—	849	266	—	—	1,115
Over 40 Months	—	15	—	—	—	—	15
Total	$—	$66	$1,151	$667	$138	$18	$2,040

Total	$79,710	$855	$1,151	$667	$138	$18	$82,539

December 31, 2023
(Amounts in thousands)	2023	2022	2021	2020	2019	Prior	Total
Property - Buy to Let
0-20 Months	$—	$—	$—	$—	$—	$—	$—
21-40 Months	—	—	—	—	—	—	—
Over 40 Months	1,063	—	—	—	—	—	1,063
Total	$1,063	$—	$—	$—	$—	$—	$1,063

Other
0-20 Months	$116	$472	$417	$175	$203	$2	$1,385
21-40 Months	10	1,093	856	129	—	—	2,088
Over 40 Months	17	240	—	—	—	—	257
Total	$143	$1,805	$1,273	$304	$203	$2	$3,730

Total	$1,206	$1,805	$1,273	$304	$203	$2	$4,793